Investment in joint ventures accounted for under the equity method: (Details 2) - MXN ($) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	May 26, 2017	May 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated deficit			$ (9,919,989)	$ (9,949,654)
Other comprehensive income accumulated			189,791	195,511
Other comprehensive income			$ 4,692	$ (2,739)	$ (705)
Aerostar Airport Holdings, LLC [member]
Initial capital contribution to Aerostar	$ 3,016,003	$ 3,016,003			3,016,003
Accumulated deficit	176,335	176,335			(112,162)
Net income for the period	224,690				288,497
Other comprehensive income accumulated	1,786,266	1,786,266			985,574
Other comprehensive income	(502,485)				800,692
Net assets at period closing	$ 4,700,809	$ 4,700,809			$ 4,978,604
Equity percentage in joint business	50.00%	50.00%			50.00%
Carrying value at December 31	$ 2,350,405	$ 2,350,405			$ 2,489,302